Reserve Factoring	12 Months Ended
Dec. 31, 2023
Factoring [Abstract]
FACTORING	REVERSE FACTORING
22.1Accounting policies
The Company negotiates with suppliers with the aim of extending its payment terms. Agreements were entered into with financial institutions that allow the Company’s suppliers, mainly of fuel, to receive advances on amounts due from the Company with interest rates ranging between 1.19% to 1.27% p.m.
When an amount is advanced by a supplier with the financial institution, is transferred from the item “Accounts payable” to “Reverse factoring”.
22.2Movement of reverse factoring

Description	Consolidated

At December 31, 2021	3,694
Addition	1,541,948
Interest incurred	79,460
Interest paid	(53,476)
Payment	(818,274)

At December 31, 2022	753,352

Addition	391,676
Interest incurred	17,010
Interest paid	(39,714)
Payment	(831,477)

At December 31, 2023	290,847